UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENT – 98.4%

	COMMON STOCKS – 19.7%

	Airlines – 0.2%

7,251	Virgin America Inc., (2)	$313,606

	Auto Components – 0.6%

12,200	Tenneco Inc., (2)	690,642

	Capital Markets – 5.8%

82,284	Ares Capital Corporation	1,284,042

45,525	Arlington Asset Investment Corporation	1,211,420

71,934	Hercules Technology Growth Capital, Inc.	1,070,378

64,055	Medley Capital Corporation	591,868

72,494	PennantPark Floating Rate Capital Inc.	995,343

54,702	TCP Capital Corporation	917,900

19,389	TPG Specialty Lending, Inc.	326,123

47,750	TriplePoint Venture Growth Business Development Company Corporation	709,088
	Total Capital Markets	7,106,162

	Chemicals – 0.6%

5,900	Monsanto Company	704,873

	Computers & Peripherals – 0.4%

5,000	Apple, Inc.	551,900

	Consumer Finance – 0.3%

14,450	Ally Financial Inc., (2)	341,309

	Diversified Consumer Services – 1.1%

51,925	Stonemor Partners LP	1,338,107

	Food & Staples Retailing – 0.9%

7,800	CVS Caremark Corporation	751,218

40,700	Rite Aid Corporation, (2)	306,064
	Total Food & Staples Retailing	1,057,282

	Hotels, Restaurants & Leisure – 0.9%

13,050	Hilton Worldwide Holdings Inc., (2)	340,475

8,700	Wyndham Worldwide Corporation	746,112
	Total Hotels, Restaurants & Leisure	1,086,587

	Independent Power & Renewable Electricity Producers – 0.5%

24,897	NRG Energy Inc.	670,974

	Insurance – 0.6%

20,000	Unum Group	697,600

Nuveen Investments	1

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)			Value

	Machinery – 0.5%

49,687	Wabash National Corporation, (2)			$614,131

	Oil, Gas & Consumable Fuels – 0.6%

10,200	Phillips 66			731,340

	Real Estate Investment Trust – 4.4%

86,285	Hannon Armstrong Sustainable Infrastructure Capital Inc.			1,227,836

106,662	New Residential Investment			1,362,074

79,100	Northstar Realty Finance Corporation			1,390,578

37,700	Paramount Group Inc., (2)			700,843

78,400	Preferred Apartment Communities Inc.			713,440
	Total Real Estate Investment Trust			5,394,771

	Real Estate Management & Development – 0.6%

45,090	Forestar Real Estate Group Inc., (2)			694,386

	Semiconductors & Semiconductor Equipment – 0.6%

103,500	Lattice Semiconductor Corporation, (2)			713,115

	Software – 1.1%

14,000	Microsoft Corporation			650,300

16,700	Oracle Corporation			750,997
	Total Software			1,401,297
	Total Common Stocks (cost $23,731,238)			24,108,082

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 3.3%

15,300	iShares iBoxx $ High Yield Corporate Bond ETF			$1,370,880

68,400	iShares U.S. Preferred Stock ETF			2,697,696
	Total Exchange-Traded Funds (cost $4,141,403)			4,068,576

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 1.1%

	Real Estate Investment Trust – 1.1%

19,177	Hospitality Properties Trust	7.125%	BB	$501,095

12,900	Kite Realty Group Trust	8.250%	N/A	336,432

18,600	Penn Real Estate Investment Trust	7.375%	N/A	476,160

263	Sunstone Hotel Investors Inc.	8.000%	N/A	6,901
	Total Preferred Stocks (cost $1,303,221)			1,320,588

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 49.9%

	Asset Backed Securities – 1.0%

11,700	Oxford Lane Capital Corporation	8.125%	N/R	$287,937

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Asset Backed Securities (continued)

39,308	Oxford Lane Capital Corporation	7.500%	N/R	$957,543
	Total Asset Backed Securities			1,245,480

	Banks – 4.4%

27,963	Boston Private Financial Holdings Inc.	6.950%	N/R	696,838

18,200	Citigroup Inc.	7.125%	BB+	493,584

6,950	City National Corporation	6.750%	Baa3	193,349

2,875	Cobank Agricultural Credit Bank, (6)	6.125%	BBB+	260,906

250	Cobank Agricultural Credit Bank, (6)	6.250%	BBB+	25,195

24,760	Cowen Group, Inc.	8.250%	N/R	642,522

2,400	Fifth Third Bancorp.	6.625%	BB+	65,592

9,366	First Republic Bank of San Francisco	7.000%	BBB–	257,565

4,596	First Republic Bank of San Francisco	6.200%	BBB–	116,876

15,648	FNB Corporation	7.250%	Ba3	429,068

1,266	MB Financial Inc.	8.000%	N/A	34,435

6,634	Popuala Capital Trust I	6.700%	B–	150,592

9,812	Private Bancorp Incorporated	7.125%	N/A	257,074

19,412	Regions Financial Corporation	6.375%	B1	493,065

8,573	TCF Financial Corporation	7.500%	BB–	224,270

6,014	TCF Financial Corporation	6.450%	BB–	148,907

16,109	Texas Capital Bancshares	6.500%	BB+	390,965

14,111	Webster Financial Corporation	6.400%	Ba1	352,775

2,500	Zions Bancorporation	6.950%	BB+	68,475
	Total Banks			5,302,053

	Capital Markets – 9.3%

13,500	Affiliated Managers Group Inc.	6.375%	BBB	360,855

1,380.00	Allied Capital Corporation	6.875%	BBB	34,555.00

27,211	Apollo Investment Corporation	6.875%	BBB	682,996

9,731	Apollo Investment Corporation	6.625%	BBB	244,929

300	Arlington Asset Investment Corporation	6.625%	N/R	7,305

5,147	BGC Partners Inc.	8.125%	BBB–	140,668

38,795	Capitala Finance Corporation	7.125%	N/R	987,333

23,493	Fifth Street Finance Corporation	6.125%	BBB–	591,084

9,275	Fifth Street Finance Corporation	5.875%	BBB–	230,020

12,790	Gladstone Capital Corporation	6.750%	N/R	327,424

22,900	Gladstone Investment Corporation	6.750%	N/R	579,370

6,775	Hercules Technology Growth Capital Incorporated	7.000%	N/R	173,711

4,000	Hercules Technology Growth Capital Incorporated	7.000%	N/A	102,320

44,025	Hercules Technology Growth Capital Incorporated	6.250%	N/R	1,111,191

13,900	JMP Group Inc.	7.250%	N/R	352,365

Nuveen Investments	3

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Capital Markets (continued)

34,906	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	$854,150

24,806	Medley Capital Corporation	6.125%	N/R	611,468

18,432	Morgan Stanley	7.125%	BB	507,433

28,100	MVC Capital Incorporated	7.250%	N/A	704,467

425	Prospect Capital Corporation	6.950%	BBB	10,778

30,209	Solar Capital Limited	6.750%	BBB–	700,245

25,850	Stellus Capital Investment Corporation	6.500%	N/R	655,298

29,050	THL Credit Inc.	6.750%	N/R	759,658

25,067	Triangle Capital Corporation	6.375%	N/A	633,443
	Total Capital Markets			11,363,066

	Consumer Finance – 1.1%

18,450	Capital One Financial Corporation	6.700%	Ba1	477,855

7,000	Discover Financial Services	6.500%	BB–	177,380

13,760	SLM Corporation, Series A	6.970%	BB	678,643
	Total Consumer Finance			1,333,878

	Diversified Financial Services – 1.9%

5,425	Intl FCStone Inc.	8.500%	N/R	138,283

6,556	KCAP Financial Inc.	7.375%	N/A	166,063

26,375	KKR Financial Holdings LLC	7.375%	BBB	703,158

26,590	Main Street Capital Corporation	6.125%	N/R	674,322

25,250	PennantPark Investment Corporation	6.250%	BBB–	654,985
	Total Diversified Financial Services			2,336,811

	Diversified Telecommunication Services – 0.1%

5,100	Qwest Corporation	6.875%	BBB–	130,764

	Electric Utilities – 0.6%

27,025	Entergy Arkansas Inc. (6)	6.450%	BB+	677,314

	Food Products – 1.3%

20,300	CHS Inc.	7.100%	N/A	533,078

42,900	CHS Inc.	6.750%	N/R	1,090,518
	Total Food Products			1,623,596

	Insurance – 3.9%

28,287	Argo Group US Inc.	6.500%	BBB–	693,880

8,325	Aspen Insurance Holdings Limited	7.401%	BBB–	217,865

11,142	Aspen Insurance Holdings Limited	7.250%	BBB–	291,698

9,453	Axis Capital Holdings Limited	6.875%	BBB	252,584

18,266	Endurance Specialty Holdings Limited	7.500%	BBB–	479,300

17,075	Hanover Insurance Group	6.350%	Ba1	426,875

37,193	Kemper Corporation	7.375%	Ba1	957,348

4	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Insurance (continued)

14,900	Maiden Holdings NA Limited	8.000%	BBB–	$396,042

19,075	Maiden Holdings NA Limited	7.750%	BBB–	506,251

22,775	National General Holding Company	7.500%	N/R	578,030

100	Principal Financial Group	6.518%	BBB	2,570
	Total Insurance			4,802,443

	Marine – 1.9%

10,740	Costamare Inc.	8.500%	N/R	275,588

18,254	Costamare Inc.	7.625%	N/R	444,485

1,677	International Shipholding Corporation	9.000%	N/R	168,555

14,720	Navios Maritime Holdings Inc.	8.750%	N/R	279,533

20,200	Navios Maritime Holdings Inc.	8.625%	N/A	372,690

12,433	Seaspan Corporation	8.250%	N/R	316,047

19,812	Seaspan Corporation	6.375%	N/A	491,338
	Total Marine			2,348,236

	Metals & Mining – 0.5%

37,655	ArcelorMittal	6.000%	BB–	651,432

	Oil, Gas & Consumable Fuels – 2.5%

23,227	Nustar Logistics Limited Partnership	7.625%	Ba2	599,257

34,780	Scorpio Tankers Inc.	7.500%	N/R	841,676

22,975	Scorpio Tankers Inc.	6.750%	N/R	492,584

22,451	Teekay Offshore Partners LP	7.250%	N/R	518,618

16,720	Tsakos Energy Navigation Limited	8.875%	N/R	425,524

8,877	Tsakos Energy Navigation Limited	8.000%	N/R	215,800
	Total Oil, Gas & Consumable Fuels			3,093,459

	Real Estate Investment Trust – 18.4%

18,120	AG Mortgage Investment Trust	8.250%	N/A	451,188

20,034	AG Mortgage Investment Trust	8.000%	N/A	483,821

47,558	American Realty Capital Properties Inc.	6.700%	N/A	1,086,700

26,726	Annaly Capital Management	7.625%	N/A	666,546

750	Apartment Investment & Management Company	7.000%	BB–	19,380

9,425	Apartment Investment & Management Company	6.875%	BB–	246,181

15,767	Apollo Commercial Real Estate Finance	8.625%	N/A	412,149

20,756	Apollo Residential Mortgage Inc.	8.000%	N/A	501,050

13,200	Arbor Realty Trust Incorporated	8.500%	N/A	333,696

9,825	Arbor Realty Trust Incorporated	8.250%	N/R	245,527

19,300	Arbor Realty Trust Incorporated	7.375%	N/R	472,850

6,861	Ashford Hospitality Trust Inc.	9.000%	N/A	181,679

29,225	Campus Crest Communities	8.000%	N/R	742,023

20,725	Capstead Mortgage Corporation	7.500%	N/R	513,566

Nuveen Investments	5

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Real Estate Investment Trust (continued)

9,177	CBL & Associates Properties Inc.	7.375%	BB	$231,260

19,001	Cedar Shopping Centers Inc., Series A	7.250%	N/A	499,346

10,393	Chesapeake Lodging Trust	7.750%	N/A	271,673

25,405	Colony Financial Inc.	8.500%	N/R	667,643

11,814	Colony Financial Inc.	7.500%	N/R	303,029

10,735	Coresite Realty Corporation	7.250%	N/A	273,206

7,997	CYS Investments Inc.	7.750%	N/A	194,727

2,950	CYS Investments Inc.	7.500%	N/R	69,974

16,014	DDR Corporation	6.500%	Baa3	407,877

31,043	Digital Realty Trust Inc.	7.375%	Baa3	826,365

21,226	Dupont Fabros Technology	7.875%	Ba2	541,263

9,025	Dynex Capital inc.	8.500%	N/R	225,354

11,380	EPR Properties Inc.	6.625%	Baa3	286,776

2,550	Equity Commonwealth	7.250%	Ba1	65,025

14,200	First Potomac Realty Trust	7.750%	N/R	361,532

10,443	Hatteras Financial Corporation	7.625%	N/A	248,021

9,582	Hersha Hospitality Trust	6.875%	N/R	243,862

7,398	Inland Real Estate Corporation	8.125%	N/R	194,789

24,800	Inland Real Estate Corporation	6.950%	N/R	629,176

3,487	Invesco Mortgage Capital Inc.	7.750%	N/A	83,653

40,208	Invesco Mortgage Capital Inc.	7.750%	N/R	915,536

2,700	Investors Real Estate Trust	7.950%	N/R	69,822

21,301	MFA Financial Inc.	8.000%	N/A	557,660

17,188	MFA Financial Inc.	7.500%	N/A	421,106

9,089	Northstar Realty Finance Corporation	8.875%	N/A	233,224

18,500	Northstar Realty Finance Corporation	8.750%	N/R	466,755

18,612	Northstar Realty Finance Corporation	8.250%	N/R	463,067

4,284	Pebblebrook Hotel Trust	8.000%	N/R	112,841

8,725	Penn Real Estate Investment Trust	8.250%	N/A	229,031

5	PS Business Parks, Inc.	6.875%	Baa2	128

1,713	PS Business Parks, Inc.	6.450%	Baa2	43,921

15,332	Rait Financial Trust	7.750%	N/R	357,542

22,181	Rait Financial Trust	7.625%	N/R	517,483

27,625	Rait Financial Trust	7.125%	N/A	672,945

55,470	Resource Capital Corporation	8.625%	N/R	1,255,841

19,276	Retail Properties of America	7.000%	N/A	505,031

9,045	Sabra Health Care Real Estate Investement Trust	7.125%	B2	245,481

9,363	Senior Housing Properties Trust	5.625%	BBB–	225,555

11,797	STAG Industrial Inc.	6.625%	BB	299,526

6	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

7,050	Strategic Hotel Capital Inc., Series B	8.250%		N/R	$176,321.00

12,973	Summit Hotel Properties Inc.	7.875%		N/A	340,801

5,559	Sun Communities Inc.	7.125%		N/R	142,755

13,125	UMH Properties Inc.	8.250%		N/R	346,763

13,202	Urstadt Biddle Properties	7.125%		N/A	343,252

19,300	Urstadt Biddle Properties	6.750%		N/R	496,396
	Total Real Estate Investment Trust				22,419,690

	Real Estate Management & Development – 0.5%

23,843	Kennedy-Wilson Inc.	7.750%		BB–	613,957

	Specialty Retail – 0.7%

32,000	TravelCenters of America LLC	8.000%		N/R	801,600

	Thrifts & Mortgage Finance – 0.6%

13,614	Astoria Financial Corporation	6.500%		Ba2	337,219

13,950	Everbank Financial Corporation	6.750%		N/A	349,308

3,265	Federal Agricultural Mortgage Corporation	6.875%		N/R	84,596
	Total Thrifts & Mortgage Finance				771,123

	U.S. Agency – 0.2%

2	Farm Credit Bank of Texas, 144A, (6)	6.750%		Baa1	232,805

	Wireless Telecommunication Services – 1.0%

5,200	Telephone and Data Systems Inc.	7.000%		BB+	128,232

25,650	United States Cellular Corporation	7.250%		Ba1	640,481

18,460	United States Cellular Corporation	6.950%		BB+	450,421
	Total Wireless Telecommunication Services				1,219,134
	Total $25 Par (or similar) Retail Preferred (cost $60,657,323)				60,966,841

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

$60	DCP Midstream LLC, 144A	5.850%	5/21/2043	Baa3	$58,200
$60	Total Convertible Bonds (cost $55,716)				58,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 17.0%

	Banks – 0.5%

$550	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	$580,250

	Beverages – 0.4%

500	Cott Beverages USA Inc., 144A	6.750%	1/1/20	B–	500,000

Nuveen Investments	7

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Markets – 0.4%

$450	BGC Partners Inc., 144A	5.375%	12/9/19	BBB–	$441,959

75	Prospect Capital Corporation	5.875%	3/15/23	BBB	77,107
525	Total Capital Markets				519,066

	Commercial Services & Supplies – 0.4%

475	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	486,875

	Consumer Finance – 0.5%

790	SLM Corporation	5.625%	8/1/33	BBB–	596,450

	Diversified Consumer Services – 0.3%

400	Gibson Brands Inc., 144A	8.875%	8/1/18	B–	384,000

	Diversified Financial Services – 2.1%

550	Jefferies Finance LLC Corporation, 144A	7.375%	4/1/20	B1	511,500

575	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	534,750

544	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	497,760

997	Main Street Capital Corp.	4.500%	12/1/19	N/R	995,334
2,666	Total Diversified Financial Services				2,539,344

	Diversified Telecommunication Services – 0.5%

620	US West Communications Company	6.875%	9/15/33	BBB–	621,901

	Energy Equipment & Services – 0.5%

975	McDermott International Inc., 144A	8.000%	5/1/21	BB	682,500

	Independent Power & Renewable Electricity Producers – 0.9%

1,075	Abengoa Yield PLC, 144A	7.000%	11/15/19	N/R	1,058,875

	Marine – 0.5%

300	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	292,500

325	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	299,000
625	Total Marine				591,500

	Oil, Gas & Consumable Fuels – 5.3%

1,300	Breitburn Energy Partners LP	7.875%	4/15/22	B–	1,004,250

135	Legacy Reserves LP Finance Corporation	8.000%	12/1/20	B	112,050

1,125	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/1/21	B	916,875

1,225	Linn Energy LLC Finance Corporation	7.750%	2/1/21	B1	1,032,063

925	Memorial Production Partners LP Finance Corporation	7.625%	5/1/21	B–	740,000

375	Seadrill Limited, 144A	6.125%	9/15/17	NA	331,875

1,325	Seadrill Limited, 144A	6.625%	9/15/20	N/R	1,099,750

1,432	Vanguard Natural Resources Finance	7.875%	4/1/20	B	1,235,458
7,842	Total Oil, Gas & Consumable Fuels				6,472,321

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Personal Products – 0.4%

$556	Avon Products Inc.	4.600%	3/15/20	BB+	$504,570

	Real Estate Investment Trust – 0.8%

996	Iron Mountain Inc.	5.750%	8/15/24	B2	1,002,225

	Real Estate Management & Development – 2.4%

950	Forestar USA Real Estate Group Inc., 144A	8.500%	6/1/22	BB–	926,250

1,175	Greystar Real Estate Partners, LLC, 144A	8.250%	12/1/22	B+	1,195,563

775	Kennedy-Wilson Holdings Incorporated	5.875%	4/1/24	BB–	776,938
2,900	Total Real Estate Management & Development				2,898,751

	Wireless Telecommunication Services – 1.1%

1,075	Frontier Communications Corporation	7.625%	4/15/24	BB	1,107,249

200	Frontier Communications Corporation	6.875%	1/15/25	BB	200,000
1,275	Total Wireless Telecommunication Services				1,307,249
$22,770	Total Corporate Bonds (cost $21,945,608)				20,745,877

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.0%

	Banks – 2.8%

$1,025	Bank of America Corporation	6.500%	N/A (5)	BB	$1,043,348

925	Citigroup Inc.	5.800%	N/A (5)	BB+	925,000

100	General Electric Capital Corporation	6.250%	N/A (5)	A+	108,875

150	JPMorgan Chase & Company	6.100%	N/A (5)	BBB–	149,625

350	JPMorgan Chase & Company	7.900%	N/A (5)	BBB–	376,705

475	SunTrust Bank Inc.	5.625%	N/A (5)	BB+	477,375

300	Zions Bancorporation	7.200%	N/A (5)	BB–	315,294
3,325	Total Banks				3,396,222

	Capital Markets – 0.1%

125	Morgan Stanley	5.450%	N/A (5)	BB	125,225

	Consumer Finance – 1.2%

1	Ally Financial Inc., 144A	7.000%	N/A (5)	B–	999,594

475	American Express Company	5.200%	N/A (5)	Baa3	482,406
476	Total Consumer Finace				1,482,000

	Insurance – 1.9%

1,200	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,404,000

375	National Financial Services Inc.	6.750%	5/15/37	Baa2	392,249

18	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	18,674

530	XL Capital Ltd	6.500%	N/A (5)	BBB	506,150
2,123	Total Insurance				2,321,073
$6,049	Total $1,000 Par (or similar) Institutional Prefered (cost $7,243,417)				7,324,520

Nuveen Investments	9

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1), (4)			Value

	INVESTMENT COMPANIES – 1.4%

61,593	Ares Dynamic Credit Allocation Fund			$974,401

11,778	Cushing Royalty and Income Fund			92,693

130,393	MFS Intermediate Income Trust			623,279
	Total Investment Companies (cost $1,960,543)			1,690,373
	Total Long-Term Investments (cost $121,038,469)			120,283,057

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

	REPURCHASE AGREEMENTS – 1.2%

$1,459	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $1,459,084 collateralized by $1,460,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $1,489,200	0.000%	1/02/15	$1,459,084
	Total Short-Term Investments (cost $1,459,084)			1,459,084
	Total Investments (cost $122,497,553) – 99.6%			121,742,141
	Other Assets Less Liabilities – 0.4%			532,903
	Net Assets – 100%			$122,275,044

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,108,082	$—	$—	$24,108,082
Exchange-Traded Funds	4,068,576	—	—	4,068,576
Preferred Stocks	1,320,588	—	—	1,320,588
$25 Par (or similar) Retail Preferred	59,770,621	1,196,200	—	60,966,841
Convertible Bonds	—	58,200	—	58,200
Corporate Bonds	—	20,745,877	—	20,745,877
$1,000 Par (or similar) Institutional Preferred	—	7,324,520	—	7,324,520
Investment Companies	1,690,373	—	—	1,690,373
Short-Term Investments:
Repurchase Agreements	—	1,459,084	—	1,459,084
Total	$90,958,240	$30,783,901	$—	$121,742,141

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $122,382,222.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,180,594
Depreciation	(2,820,675)
Net unrealized appreciation (depreciation) of investments	$(640,081)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	A copy of the most recent financial statements for the exchange-traded funds and the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Perpetual security. Maturity date is not applicable.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	11

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 89.6%

	U.S. Government and Agency Obligations – 82.7%

$1,500	U.S. Treasury Bills	0.000%	2/05/15	Aaa	$1,499,964

3,000	U.S. Treasury Bills	0.000%	3/05/15	Aaa	2,999,910

3,800	U.S. Treasury Bills	0.000%	4/02/15	Aaa	3,799,620

9,800	U.S. Treasury Bills	0.000%	4/30/15	Aaa	9,798,559

5,500	U.S. Treasury Bills	0.000%	5/28/15	Aaa	5,498,548

5,000	U.S. Treasury Bills	0.000%	6/25/15	Aaa	4,997,885

7,500	U.S. Treasury Bills	0.000%	7/23/15	Aaa	7,495,268

7,500	U.S. Treasury Bills	0.000%	8/20/15	Aaa	7,492,575

6,000	U.S. Treasury Bills	0.000%	9/17/15	Aaa	5,992,692

13,000	U.S. Treasury Bills	0.000%	10/15/15	Aaa	12,981,670

6,000	U.S. Treasury Bills	0.000%	11/12/15	Aaa	5,990,844

9,000	U.S. Treasury Bills	0.000%	12/10/15	Aaa	8,981,406
77,600	Total U.S. Government and Agency Obligations				77,528,941

	Repurchase Agreements – 6.9%

2,923	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $2,922,732, collateralized by $2,130,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $2,987,325	0.000%	1/02/15	N/A	2,922,732

3,570	Repurchase Agreement with State Street Bank, dated 12/31/14, repurchase price $3,570,575, collateralized by $3,830,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $3,642,571 (3)	0.000%	1/02/15	N/A	3,570,575
$6,493	Total Repurchase Agreements				6,493,307
	Total Short-Term Investments (cost $84,037,501)				84,022,248
	Other Assets Less Liabilities – 10.4%				9,754,233
	Net Assets – 100%				$93,776,481

Investments in Derivatives as of December 31, 2014 (4)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	March 2015	152	$8,847,920	$(1,782,101)

	NYMEX WTI Crude Oil Futures Contract	Long	March 2015	80	4,296,000	(1,643,483)

	NYMEX WTI Crude Oil Futures Contract	Long	May 2015	21	1,154,160	(43,221)
	Total Crude Oil			253	14,298,080	(3,468,805)

	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2015	15	781,875	(115,626)

12	Nuveen Investments

Investments in Derivatives as of December 31, 2014 (4) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Energy (continued)	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	March 2015	37	$2,823,929	$(658,133)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	February 2015	30	866,700	(222,470)

	NYMEX Natural Gas Futures Contract	Long	March 2015	126	3,648,960	(842,362)

	NYMEX Natural Gas Futures Contract	Long	April 2015	28	806,680	(238,965)
	Total Natural Gas			184	5,322,340	(1,303,797)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	March 2015	34	2,147,855	(393,131)
	Total Energy			523	25,374,079	(5,939,492)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2015	90	4,125,937	(293,486)

	LME Primary Aluminum Futures Contract	Short	January 2015	(90)	(4,125,937)	304,737

	LME Primary Aluminum Futures Contract	Long	March 2015	104	4,806,750	(322,857)

	LME Primary Aluminum Futures Contract	Short	March 2015	(3)	(138,656)	5,400
	Total Aluminum			101	4,668,094	(306,206)

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2015	32	2,260,400	(142,307)

	LME Copper Futures Contract	Long	January 2015	38	6,031,550	(324,331)

	LME Copper Futures Contract	Short	January 2015	(38)	(6,031,550)	183,236

	LME Copper Futures Contract	Long	March 2015	45	7,096,500	(204,306)

	LME Copper Futures Contract	Short	March 2015	(2)	(315,400)	2,900
	Total Copper			75	9,041,500	(484,808)

	Lead

	LME Lead Futures Contract	Long	January 2015	15	694,125	(83,269)

	LME Lead Futures Contract	Short	January 2015	(15)	(694,125)	60,669

	LME Lead Futures Contract	Long	March 2015	18	836,100	(64,822)

	LME Lead Futures Contract	Short	March 2015	(4)	(185,800)	800

	LME Lead Futures Contract	Long	May 2015	4	186,600	(200)
	Total Lead			18	836,900	(86,822)

	Nickel

	LME Nickel Futures Contract	Long	January 2015	16	1,448,448	(108,417)

	LME Nickel Futures Contract	Short	January 2015	(16)	(1,448,448)	95,274

	LME Nickel Futures Contract	Long	March 2015	16	1,453,344	(90,990)

	LME Nickel Futures Contract	Short	March 2015	(1)	(90,834)	2,538
	Total Nickel			15	1,362,510	(101,595)

Nuveen Investments	13

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2014

Investments in Derivatives as of December 31, 2014 (4) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Zinc

	LME Zinc Futures Contract	Long	January 2015	23	$1,246,600	$(82,119)

	LME Zinc Futures Contract	Short	January 2015	(23)	(1,246,600)	27,550

	LME Zinc Futures Contract	Long	March 2015	27	1,469,137	(27,713)

	LME Zinc Futures Contract	Short	March 2015	(1)	(54,413)	(931)
	Total Zinc			26	1,414,724	(83,213)
	Total Industrial Metals			235	17,323,728	(1,062,644)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2015	222	4,406,700	72,165

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2015	64	2,224,640	(37,996)

	CBOT Soybean Meal Futures Contract	Long	May 2015	23	784,070	(23,071)
	Total Soybean Meal			87	3,008,710	(61,067)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2015	44	848,496	(13,584)

	CBOT Soybean Oil Futures Contract	Long	May 2015	22	427,020	(17,795)
	Total Soybean Oil			66	1,275,516	(31,379)

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2015	114	5,833,950	(136,356)

	CBOT Soybean Futures Contract	Long	May 2015	10	515,250	(18,266)
	Total Soybeans			124	6,349,200	(154,622)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	March 2015	60	1,879,500	(34,083)

	CBOT Wheat Futures Contract	Long	May 2015	7	208,075	(9,613)

	CBOT Wheat Futures Contract	Long	July 2015	26	776,750	(9,713)

	MGEX Red Spring Wheat Futures Contract	Long	March 2015	35	1,088,500	48,133
	Total Wheat			128	3,952,825	(5,276)
	Total Agriculturals			627	18,992,951	(180,179)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	April 2015	90	10,664,100	(75,737)

	Palladium

	NYMEX Palladium Futures Contract	Long	March 2015	4	319,360	4,055

	Platinum

	NYMEX Platinum Futures Contract	Long	April 2015	12	725,700	(14,655)

14	Nuveen Investments

Investments in Derivatives as of December 31, 2014 (4) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Precious Metals (continued)	Silver

	CEC Silver Futures Contract	Long	March 2015	33	$2,573,835	$(244,361)
	Total Precious Metals			139	14,282,995	(330,698)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2015	12	349,200	(19,525)

	ICE Cocoa Futures Contract	Long	May 2015	9	260,280	(17,397)
	Total Cocoa			21	609,480	(36,922)

	Coffee

	ICE Coffee C Futures Contract	Long	March 2015	16	999,600	(129,309)

	LIFFE Coffee Robusta Futures Contract	Long	March 2015	43	823,880	(32,014)
	Total Coffee			59	1,823,480	(161,323)

	Cotton

	ICE Cotton Futures Contract	Long	March 2015	38	1,145,130	(40,919)

	Sugar

	ICE Sugar Futures Contract	Long	March 2015	72	1,170,893	(141,537)

	ICE Sugar Futures Contract	Long	May 2015	30	501,312	(54,832)
	Total Sugar			102	1,672,205	(196,369)
	Total Foods & Fibers			220	5,250,295	(435,533)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2015	18	1,955,925	(97,882)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2015	54	1,753,920	(162,940)

	CME Lean Hogs Futures Contract	Long	April 2015	15	499,650	(23,040)
	Total Lean Hogs			69	2,253,570	(185,980)

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2015	63	4,121,460	(90,442)

	CME Live Cattle Futures Contract	Long	April 2015	43	2,793,280	(42,001)

	CME Live Cattle Futures Contract	Long	June 2015	3	185,880	(154)
	Total Cattle			109	7,100,620	(132,597)
	Total Livestock			196	11,310,115	(416,459)
	Total Futures Contracts outstanding			1,940	$92,534,163	$(8,365,005)

Nuveen Investments	15

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2014

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$77,528,941	$—	$77,528,941
Repurchase Agreements	—	6,493,307	—	6,493,307
Investments in Derivatives:
Futures Contracts*	(8,365,005)	—	—	(8,365,005)
Total	$(8,365,005)	$84,022,248	$—	$75,657,243
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $84,037,501.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,848
Depreciation	(18,101)
Net unrealized appreciation (depreciation) of investments	$(15,253)

16	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(5)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(6)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Investments	17

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 94.6%

	U.S. Government and Agency Obligations – 82.6%

$1,000	U.S. Treasury Bills	0.000%	2/05/15	Aaa	$999,976

500	U.S. Treasury Bills	0.000%	3/05/15	Aaa	499,985

500	U.S. Treasury Bills	0.000%	4/02/15	Aaa	499,950

850	U.S. Treasury Bills	0.000%	4/30/2015	Aaa	849,875

1,000	U.S. Treasury Bills	0.000%	5/28/2015	Aaa	999,736

500	U.S. Treasury Bills	0.000%	6/25/2015	Aaa	499,788

1,000	U.S. Treasury Bills	0.000%	7/23/2015	Aaa	999,369

400	U.S. Treasury Bills	0.000%	9/17/2015	Aaa	399,513

300	U.S. Treasury Bills	0.000%	11/12/2015	Aaa	299,542

250	U.S. Treasury Bills	0.000%	12/10/2015	Aaa	249,484
6,300	Total U.S. Government and Agency Obligations				6,297,218

	Repurchase Agreements – 12.0%

916	Repurchase Agreement with State Street Bank, dated 12/31/14, repurchase price $915,638, collateralized by $985,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $936,797 (3)	0.000%	1/02/15	N/A	915,638
$916	Total Repurchase Agreements				915,638
	Total Short-Term Investments (cost $7,212,027)				7,212,856
	Other Assets Less Liabilities – 5.4%				414,286
	Net Assets – 100%				$7,627,142

Investments in Derivatives as of December 31, 2014 (4)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (7)	Unrealized Appreciation (Depreciation)

Energy	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	March 2015	(4)	$(115,840)	$29,362

	NYMEX Natural Gas Futures Contract	Short	April 2015	(10)	(288,100)	39,949
	Total Natural Gas			(14)	(403,940)	69,311
	Total Energy			(14)	(403,940)	69,311

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2015	7	320,906	(40,556)

	LME Primary Aluminum Futures Contract	Short	January 2015	(7)	(320,906)	33,731

	LME Primary Aluminum Futures Contract	Long	February 2015	7	321,956	(32,506)

	LME Primary Aluminum Futures Contract	Short	February 2015	(15)	(689,906)	44,569
	Total Aluminum			(8)	(367,950)	5,238

18	Nuveen Investments

Investments in Derivatives as of December 31, 2014 (4) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (7)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Copper

	LME Copper Futures Contract	Long	January 2015	4	$634,900	$(13,500)

	LME Copper Futures Contract	Short	January 2015	(4)	(634,900)	30,600

	LME Copper Futures Contract	Short	February 2015	(4)	(632,700)	13,200

	CEC Copper High Grade Futures Contract	Short	March 2015	(2)	(141,275)	11,575
	Total Copper			(6)	(773,975)	41,875

	Lead

	LME Lead Futures Contract	Long	January 2015	1	46,275	(5,125)

	LME Lead Futures Contract	Short	January 2015	(1)	(46,275)	3,850

	LME Lead Futures Contract	Short	February 2015	(1)	(46,400)	5,000
	Total Lead			(1)	(46,400)	3,725

	Nickel

	LME Nickel Futures Contract	Long	January 2015	1	90,528	(7,122)

	LME Nickel Futures Contract	Short	January 2015	(1)	(90,528)	1,344

	LME Nickel Futures Contract	Short	February 2015	(1)	(90,687)	7,083
	Total Nickel			(1)	(90,687)	1,305

	Zinc

	LME Zinc Futures Contract	Long	January 2015	6	325,200	(16,675)

	LME Zinc Futures Contract	Short	January 2015	(6)	(325,200)	9,550

	LME Zinc Futures Contract	Short	February 2015	(2)	(108,563)	3,187
	Total Zinc			(2)	(108,563)	(3,938)
	Total Industrial Metals			(18)	(1,387,575)	48,205

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2015	20	397,000	5,985

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2015	8	278,080	(3,444)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	March 2015	(6)	(115,704)	852

	Soybeans

	CBOT Soybean Futures Contract	Short	March 2015	(10)	(511,750)	17,784

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	March 2015	2	62,650	(367)

	CBOT Wheat Futures Contract	Long	March 2015	9	265,388	11,451
	Total Wheat			11	328,038	11,084
	Total Agriculturals			23	375,664	32,261

Nuveen Investments	19

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2014

Investments in Derivatives as of December 31, 2014 (4) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (7)	Unrealized Appreciation (Depreciation)

Precious Metals	Gold

	CEC Gold Futures Contract	Short	February 2015	(7)	$(828,870)	$18,080

	Platinum

	NYMEX Platinum Futures Contract	Short	April 2015	(1)	(60,475)	1,645

	Silver

	CEC Silver Futures Contract	Short	March 2015	(3)	(233,985)	19,870
	Total Precious Metals			(11)	(1,123,330)	39,595

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	March 2015	(2)	(58,200)	230

	Coffee

	ICE Coffee C Futures Contract	Short	March 2015	(1)	(62,475)	9,530

	LIFFE Coffee Robusta Futures Contract	Short	March 2015	(1)	(19,160)	1,255
	Total Coffee			(2)	(81,635)	10,785

	Cotton

	ICE Cotton Futures Contract	Short	March 2015	(3)	(90,405)	4,518

	Sugar

	ICE Sugar Futures Contract	Short	March 2015	(9)	(146,362)	29,888
	Total Foods & Fibers			(16)	(376,602)	45,421

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	March 2015	(1)	(108,662)	479

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	April 2015	(5)	(166,550)	1,511

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2015	6	392,520	3,119
	Total Livestock			—	117,308	5,109
	Total Futures Contracts outstanding			(36)	$(2,798,475)	$239,902

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

20	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$6,297,218	$—	$6,297,218
Repurchase Agreements	—	915,638	—	915,638
Investments in Derivatives:
Futures Contracts*	239,902	—	—	239,902
Total	$239,902	$7,212,856	$—	$7,452,758
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $7,212,027.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,149
Depreciation	(320)
Net unrealized appreciation (depreciation) of investments	$829

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(5)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

(6)	The aggregate Numbers of Contracts for long and short futures contracts outstanding is 71 and (107), respectively.

(7)	The aggregate Notional Amount at Value for long and short futures contracts outstanding is $3,135,403 and $(5,933,878), respectively.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

NYMEX	New York Mercantile Exchange

Nuveen Investments	21

Nuveen Preferred Securities Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.5%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 35.6%

	Banks – 8.6%

147,753	Citigroup Inc.	8.125%	BB+	$4,141,517

831,317	Citigroup Inc.	7.125%	BB+	22,545,317

434,010	Citigroup Inc.	6.875%	BB+	11,535,986

112,951	City National Corporation	6.750%	Baa3	3,142,297

508,667	Countrywide Capital Trust III	7.000%	Ba1	13,098,175

231,113	Fifth Third Bancorp.	6.625%	BB+	6,316,318

137,983	PNC Financial Services	6.125%	BBB–	3,830,408

209,727	Private Bancorp Incorporated	7.125%	N/R	5,494,847

121,670	Regions Financial Corporation	6.375%	BB–	3,047,834

649,300	Regions Financial Corporation	6.375%	B1	16,492,220

375,600	Texas Capital Bancshares Inc.	6.500%	BB–	9,288,588

70,000	U.S. Bancorp.	6.500%	Baa1	2,061,500

433,059	Wells Fargo & Company	6.625%	BBB	12,013,057

68,100	Zions Bancorporation	6.950%	BB+	1,865,259

359,248	Zions Bancorporation	6.300%	BB–	9,275,783
	Total Banks			124,149,106

	Capital Markets – 4.1%

54,600	Goldman Sachs Group Inc.	6.375%	BB+	1,415,232

327,600	Goldman Sachs Group, Inc.	5.500%	BB	7,993,440

1,244,913	Morgan Stanley	7.125%	BB	34,272,455

348,280	Morgan Stanley	6.875%	BB	9,267,731

241,785	State Street Corporation	5.900%	BBB	6,252,560
	Total Capital Markets			59,201,418

	Consumer Finance – 0.5%

90,900	Capital One Financial Corporation	6.700%	Ba1	2,354,310

210,053	Discover Financial Services	6.500%	BB–	5,322,743
	Total Consumer Finance			7,677,053

	Diversified Financial Services – 2.8%

698,155	ING Groep N.V.	7.375%	Ba1	17,970,510

399,112	ING Groep N.V.	7.200%	Ba1	10,273,143

112,686	ING Groep N.V.	7.050%	Ba1	2,889,269

152,041	ING Groep N.V.	6.375%	Ba1	3,883,127

52,681	ING Groep N.V.	6.125%	Ba1	1,331,776

152,500	KKR Financial Holdings LLC	7.375%	BBB	4,065,650
	Total Diversified Financial Services			40,413,475

22	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Telecommunication Services – 0.2%

102,380	Verizon Communications Inc.	5.900%	A–	$2,680,308

	Electric Utilities – 0.3%

143,000	Entergy Arkansas Inc., (3)	6.450%	BB+	3,583,938

	Food Products – 2.1%

490,000	CHS Inc.	7.875%	N/R	13,969,900

385,400	CHS Inc.	7.100%	N/R	10,120,604

265,500	CHS Inc.	6.750%	N/R	6,749,010
	Total Food Products			30,839,514

	Insurance – 8.6%

113,570	Aegon N.V.	8.000%	Baa1	3,193,588

191,764	Aegon N.V.	6.375%	Baa1	4,889,982

381,180	Arch Capital Group Limited	6.750%	BBB	10,280,424

93,825	Aspen Insurance Holdings Limited	7.250%	BBB–	2,456,339

775,322	Aspen Insurance Holdings Limited	5.950%	BBB–	19,584,634

412,627	Axis Capital Holdings Limited	6.875%	BBB	11,025,393

79,170	Delphi Financial Group, Inc., (3)	7.376%	BBB–	1,986,676

346,781	Endurance Specialty Holdings Limited	7.500%	BBB–	9,099,533

187,876	Hartford Financial Services Group Inc.	7.875%	BB+	5,628,765

642,536	Kemper Corporation	7.375%	Ba1	16,538,877

492,854	Maiden Holdings Limited	8.250%	BB	12,764,919

48,610	Maiden Holdings NA Limited	8.000%	BBB–	1,292,054

373,918	Maiden Holdings NA Limited	7.750%	BBB–	9,923,784

146,445	Montpelier Re Holdings Limited	8.875%	BBB–	3,937,906

417,500	Reinsurance Group of America Inc.	6.200%	BBB	11,589,800
	Total Insurance			124,192,674

	Oil, Gas & Consumable Fuels – 0.6%

350,895	Nustar Logistics Limited Partnership	7.625%	Ba2	9,053,091

	Real Estate Investment Trust – 0.4%

206,561	Wells Fargo REIT	6.375%	BBB+	5,236,321

	U.S. Agency – 7.4%

280,200	AgriBank FCB, (3)	6.875%	BBB+	29,447,283

255,300	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	25,729,466

71,000	Cobank Agricultural Credit Bank, (3)	6.200%	BBB	7,102,222

261,560	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	27,063,299

271,140	Federal Agricultural Mortgage Corporation	6.875%	N/R	7,025,237

400,000	Federal Agricultural Mortgage Corporation	6.000%	N/R	10,152,000
	Total U.S. Agency			106,519,507
	Total $25 Par (or similar) Retail Preferred (cost $484,795,108)			513,546,405

Nuveen Investments	23

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.8%

	Insurance – 0.8%

$8,000	Genworth Holdings Inc.	4.800%	2/15/24	Baa3	$6,485,016

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,841,164

733	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	1,161,407

1,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	1,252,094
11,733	Total Insurance				11,739,681
$11,733	Total Corporate Bonds (cost $10,891,315)				11,739,681

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 62.1%

	Banks – 32.1%

15,125	Abbey National Capital Trust I	8.963%	N/A (4)	BBB–	$19,397,147

3,489	Bank of America Corporation	8.125%	N/A (4)	BB	3,763,759

14,811	Bank of America Corporation	8.000%	N/A (4)	BB	15,903,311

22,275	Bank of America Corporation	6.250%	N/A (4)	BB	22,017,434

9,815	Bank of America Corporation	6.500%	N/A (4)	BB	9,990,689

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	8,255,580

16,460	Barclays PLC	8.250%	N/A (4)	BB+	16,870,167

12,300	BNP Paribas, 144A	7.195%	N/A (4)	BBB	14,252,625

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,050,832

7,960	Citigroup Inc.	5.800%	N/A (4)	BB+	7,960,000

6,910	Commerzbank AG, 144A	8.125%	9/19/23	BB	7,945,464

12,140	Credit Agricole SA, 144A	6.625%	12/23/64	BB+	11,766,695

7,805	Credit Agricole SA, 144A	7.875%	N/A (4)	BB+	7,941,853

39,035	General Electric Capital Corporation	7.125%	N/A (4)	A+	45,426,981

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	BBB+	13,617,240

9,050	HSBC Holdings PLC	6.375%	N/A (4)	BBB	9,140,500

25,645	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	27,055,475

26,135	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	28,129,101

25,515	Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB	25,961,513

3,410	M&T Bank Corporation	6.450%	N/A (4)	BBB–	3,618,863

8,310	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	8,220,668

8,335	PNC Financial Services Inc.	6.750%	N/A (4)	BBB–	9,147,663

32,858	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa1	42,288,246

1,000	Republic NY capital II / HSBC USA	7.750%	11/15/26	Baa1	1,007,952

6,992	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB–	8,145,680

24	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

27,500	Societe Generale, 144A	7.875%	N/A (4)	BB+	$26,640,625

730	Standard Chartered PLC, 144A	7.014%	N/A (4)	Baa2	788,400

5,760	SunTrust Bank Inc.	5.625%	N/A (4)	BB+	5,788,800

36,997	Wells Fargo & Company	7.980%	N/A (4)	BBB	40,835,437

5,160	Wells Fargo & Company	5.900%	N/A (4)	BBB	5,198,700

11,281	Zions Bancorporation	7.200%	N/A (4)	BB–	11,856,105
	Total Banks				452,216,810

	Capital Markets – 3.5%

33,452	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	34,790,080

9,125	Deutsche Bank AG	7.500%	N/A (4)	BB+	8,760,000

6,480	Goldman Sachs Group Inc.	5.700%	N/A (4)	BB+	6,554,520
	Total Capital Markets				50,104,600

	Consumer Finance – 0.5%

7,035	American Express Company	5.200%	N/A (4)	Baa3	7,144,690

	Diversified Financial Services – 2.3%

25,200	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB–	25,963,875

3,775	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (4)	Ba3	3,756,125

3,055	ING US Inc.	5.650%	5/15/53	Ba1	3,024,450
	Total Diversified Financial Services				32,744,450

	Food Products – 0.5%

7,610	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	7,876,350

	Insurance – 19.3%

2,458	AG2R La Mondiale Vie, Reg S	7.625%	N/A (4)	BBB–	2,673,075

7,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	10,253,700

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (4)	N/R	7,084,000

12,835	Aviva PLC, Reg S	8.250%	N/A (4)	BBB	14,376,317

3,053	AXA SA	8.600%	12/15/30	A3	4,147,589

39,069	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	38,849,235

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	5,935,599

6,200	CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	6,881,591

56,790	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	50,225,246

3,893	Friends Life Holdings PLC, Reg S	7.875%	N/A (4)	BBB+	4,370,005

14,598	Glen Meadows Pass-Through Trust, 144A	6.505%	2/12/67	BB+	14,269,545

17,346	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	24,804,780

13,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	15,839,633

4,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	5,169,500

22,528	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	24,555,520

24,039	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	24,940,463

Nuveen Investments	25

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

22,945	White Mountains Insurance Group, 144A	7.506%	N/A (4)	BB+	$23,885,745
	Total Insurance				278,261,543

	Machinery – 0.1%

1,790	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,928,725

	Real Estate Investment Trust – 2.3%

24,796	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	33,226,640

	U.S. Agency – 1.5%

18,350	Farm Credit Bank of Texas	10.000%	N/A (4)	Baa1	22,398,469
	Total $1,000 Par (or similar) Institutional Preferred (cost $849,623,488)				897,668,972
	Total Long-Term Investments (cost $1,345,309,911)				1,422,955,058

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.5%

$6,773	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $6,773,230, collateralized by $6,875,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $6,909,375	0.000%	1/02/15		$6,773,230
	Total Short-Term Investments (cost $6,773,230)				6,773,230
	Total Investments (cost $1,352,083,141) – 99.0%				1,429,728,288
	Other Assets Less Liabilities – 1.0% (5)				13,930,851
	Net Assets – 100%				$1,443,659,139

Investments in Derivatives as of December 31, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation) (5)
Barclays Bank PLC*	$50,000,000	Receive	3-Month USD-LIBOR-BBA	2.982%	Semi-Annually	1/08/16	1/08/36	$(1,592,014)
*	Citigroup is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

26	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$418,633,521	$94,912,884	$—	$513,546,405
Corporate Bonds	—	23,506,376	—	23,506,376
$1,000 Par (or similar) Institutional Preferred	—	885,902,277	—	885,902,277
Short-Term Investments:
Repurchase Agreements	—	6,773,230	—	6,773,230
Investments in Derivatives:
Interest Rate Swaps*	—	(1,592,014)	—	(1,592,014)
Total	$418,633,521	$1,009,502,753	$—	$1,428,136,274
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $1,354,215,407.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$83,242,309
Depreciation	(7,729,428)
Net unrealized appreciation (depreciation) of investments	$75,512,881

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 27, 2015